Certain Risks And Concentration (Summary of Percentage of Accounts Receivable from Collection Agencies and Advertising Customers With Over 10% of Total Accounts Receivable) (Details) (Accounts receivable [Member], Credit concentration [Member])
	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Collection agencies and advertising customers, B1 [Member]
Concentration of risks [Line Items]
Concentration percentage	57.00%			[1]
Collection agencies and advertising customers, B2 [Member]
Concentration of risks [Line Items]
Concentration percentage		[1]	11.00%
Collection agencies and advertising customers, B3 [Member]
Concentration of risks [Line Items]
Concentration percentage		[1]	25.00%
Collection agencies and advertising customers, B4 [Member]
Concentration of risks [Line Items]
Concentration percentage		[1]	12.00%

[1]	Less than 10%